Concentrations of risks - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 SGD ($)
Concentration Risk [Line Items]
Cash | $	$ 10,802,405	$ 13,130,296
Customer One [Member]
Concentration Risk [Line Items]
Concentration Risk Customer	one	one	one
Customer Two [Member]
Concentration Risk [Line Items]
Concentration Risk Customer	two	two
Vendor [Member]
Concentration Risk [Line Items]
Concentration Risk Supplier	one	one
CHINA
Concentration Risk [Line Items]
Insurance Coverage for Cash deposits | ¥				¥ 500,000
Cash	$ 1,042,134			7,399,045
SINGAPORE
Concentration Risk [Line Items]
Cash	$ 9,756,652				$ 12,871,951
Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration Risk Threshold Percentage	32.90%	27.30%
Revenue from Customer [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	64.20%	60.70%	60.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	20.40%	23.00%
Purchase Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	10.00%
Concentration Risk Additional Characteristic	no	no	no
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	23.60%	13.20%
Assets, Total [Member] | CHINA
Concentration Risk [Line Items]
Cash	$ 464,717			¥ 3,299,443
Assets, Total [Member] | SINGAPORE
Concentration Risk [Line Items]
Cash	9,301,865				12,271,951
Deposit Insurance Scheme [Member] | SINGAPORE
Concentration Risk [Line Items]
Deposits	$ 57,000				$ 75,000